Loans and advances to customers - Movement in gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (176,554)	€ (184,596)
Impairment at end of year	(163,853)	(176,554)	€ (184,596)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	284	474
Impairment at end of year	215	284	474
Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(916,199)	(942,218)
Impairment at end of year	(972,682)	(916,199)	(942,218)
Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Write-offs	9,089	8,930	12,593
Exchange differences and other changes	(529)	3,336	(163)
Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	23,595	22,242	23,307
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	(304)	(3,020)	420
Impairment at end of year	22,964	23,595	22,242
Customers | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	9,937	8,309
Impairment at end of year	9,414	9,937	8,309
Customers | Accumulated impairment | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	13,658	13,933
Impairment at end of year	13,550	13,658	13,933
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	914,328	932,252	881,473
Net changes on financial assets	50,281	49,945	49,881
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	22,051	(58,939)	13,491
Impairment at end of year	977,571	914,328	932,252
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	817,906	849,939	795,829
To stage 2 from stage 1	(33,051)	(43,170)	(28,369)
To stage 3 from stage 1	(6,617)	(5,120)	(4,101)
To stage 1 from stage 2	17,796	13,459	12,436
To stage 1 from stage 3	271	578	488
Net changes on financial assets	62,629	53,555	61,581
Exchange differences and other changes	19,766	(51,335)	12,075
Impairment at end of year	878,700	817,906	849,939
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	66,104	50,476	52,183
To stage 2 from stage 1	33,051	43,170	28,369
To stage 3 from stage 2	(5,836)	(8,734)	(13,240)
To stage 1 from stage 2	(17,796)	(13,459)	(12,436)
To stage 2 from stage 3	1,865	1,831	2,439
Net changes on financial assets	(11,629)	(2,951)	(8,092)
Exchange differences and other changes	1,825	(4,229)	1,253
Impairment at end of year	67,584	66,104	50,476
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	30,318	31,837	33,461
To stage 3 from stage 1	6,617	5,120	4,101
To stage 3 from stage 2	5,836	8,734	13,240
To stage 2 from stage 3	(1,865)	(1,831)	(2,439)
To stage 1 from stage 3	(271)	(578)	(488)
Net changes on financial assets	(719)	(659)	(3,608)
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	460	(3,375)	163
Impairment at end of year	€ 31,287	€ 30,318	€ 31,837